Acquisition of Elpida Memory, Inc. Elpida Memories, Inc. (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended					0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Jul. 31, 2013	Aug. 29, 2013 mm	Aug. 29, 2013 mm	Aug. 30, 2012	Sep. 01, 2011	Jul. 31, 2012	Sep. 02, 2010	Jul. 31, 2013 Elpida Company [Member] mm	Aug. 29, 2013 Elpida Company [Member]	Aug. 29, 2013 Elpida Company [Member]	Jul. 31, 2013 Rexchip Electronics Corporation [Member] mm	Aug. 29, 2013 Rexchip Electronics Corporation [Member]
Business Acquisition [Line Items]
Cash paid for the acquisition of Elpida	$ 949							$ 615			$ 334
Escrow Deposit						18
Rexchip Share Purchase Agreement [Abstract]
Percentage of equity acquired											24.00%
Business Acquisition, Equity Interest Held by Acquiree, Less than Wholly Owned Subsidiary, Ownership Percentage								65.00%
Ownership percentage after stock transactions during period (in hundredths)												89.00%
Diameter of Wafer Used in Production (in millimeters)		200	200					300			300
Business Acquisition, Equity Interest Held by Acquiree, Wholly Owned Subsidiary, Ownership Percentage								100.00%
Recognized amounts of identifiable assets acquired and liabilities assumed: [Abstract]
Cash and equivalents	999
Receivables	697
Inventories	962
Restricted cash	557
Other current assets	142
Property, plant and equipment	935
Equity method investment	40
Intangible assets	10
Deferred tax assets	811
Other noncurrent assets	66
Accounts payable and accrued expenses	(387)
Equipment purchase contracts	(22)
Current portion of long-term debt	(673)
Long-term debt	(1,461)
Other noncurrent liabilities	(75)
Total net assets acquired	2,601
Noncontrolling interests in Elpida	168
Consideration	949							615			334
Gain on acquisition of Elpida			(1,484)	0	0				(1,484)	(1,484)
Restrictions for Consolidated and Unconsolidated Subsidiaries [Abstract]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries									2,460	2,460
Cash and equivalents		2,880	2,880	2,459	2,160		2,913		1,094	1,094
Restricted cash		556	556	0					556	556
Business Acquisition, Pro Forma Information [Abstract]
Elpida net sales after acquisition date		355
Elpida operating income after acquisition date		46
Transaction costs		50	50
Component of pro forma net income (loss) related to forgiveness of debt income for which no adjustment was made			1,692
Component of pro forma net income (loss) related to impairment of long-lived assets for which no adjustment was made				2,828
Net sales			12,494	11,492
Net income (loss)			3,725	(4,422)
Net income (loss) attributable to Micron			$ 3,670	$ (4,454)
Earnings (loss) per share: [Abstract]
Basic (in dollars per share)			$ 3.59	$ (4.49)
Diluted (in dollars per share)			$ 3.47	$ (4.49)